UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :  [  ]  is a restatement
                                    [  ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:    Westport Advisers LLC
Address: 253 Riverside Avenue
         Westport, CT  06880

13F File Number: 028-04939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ronald H. Oliver
Title:   Managing Director
Phone:   203-227-3601

Signature, Place, and Date of Signing:

         Ronald H. Oliver   Westport, Connecticut   November 8, 2012
         ----------------   ---------------------   ----------------

Report Type (Check only one):

[x]      13F Holdings Report
[ ]      13F Notice
[ ]      13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934


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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   69

Form 13F Information Table Value Total (x$1,000): $ 997,223

List of Included Managers:

        Andrew J. Knuth     Westport Advisers, LLC
        Edmund H. Nicklin   Westport Advisers LLC

List of Other Included Managers:

        No.     13F File Number        Name


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
               COLUMN 1                COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                       TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
            NAME OF ISSUER              CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
Abbott Laboratories                    COM      002824100       4,628      67,500 SH       Sole                   67,500
Air Products & Chemicals, Inc.         COM      009158106      11,578     140,000 SH       Sole                  140,000
Albemarle Corp.                        COM      012653101       6,706     127,300 SH       Sole                  127,300
American Eagle Outfitters, Inc         COM      02553E106       9,486     450,000 SH       Sole                  450,000
Amphenol Corp.                         COM      032095101      11,853     201,300 SH       Sole                  201,300
Anadarko Petroleum Corp.               COM      032511107      13,984     200,000 SH       Sole                  200,000
Arbitron, Inc.                         COM      03875Q108      12,437     328,142 SH       Sole                  328,142
Arthur J. Gallagher & Company          COM      363576109      14,451     403,424 SH       Sole                  403,424
Banner Corporation                     COM      06652V208       5,653     208,213 SH       Sole                  208,213
Big Lots, Inc.                         COM      089302103      27,795     939,642 SH       Sole                  939,642
Brown & Brown, Inc.                    COM      115236101      20,289     778,261 SH       Sole                  778,261
CA, Inc.                               COM      12673P105      11,725     455,089 SH       Sole                  455,089
CACI International, Inc.               COM      127190304      11,440     220,900 SH       Sole                  220,900
CVS Caremark Corp.                     COM      126650100       9,301     192,090 SH       Sole                  192,090
Carter's Inc.                          COM      146229109       6,975     129,550 SH       Sole                  129,550
Charles River Laboratories
  International, Inc.                  COM      159864107       5,346     135,000 SH       Sole                  135,000
Check Point Software Technologies Ltd. COM      M22465104      17,578     365,000 SH       Sole                  365,000
Checkpoint Systems, Inc.               COM      162825103       5,541     669,150 SH       Sole                  669,150
Chicago Bridge & Iron Company          COM      167250109       6,917     181,600 SH       Sole                  181,600
Cullen/Frost Bankers, Inc.             COM      229899109       4,020      70,000 SH       Sole                   70,000
Darden Restaurants, Inc.               COM      237194105      27,120     486,454 SH       Sole                  486,454
DeVry, Inc.                            COM      251893103      19,232     845,000 SH       Sole                  845,000
Dr. Pepper Snapple Group, Inc.         COM      26138E109      13,359     300,000 SH       Sole                  300,000
EOG Resources, Inc.                    COM      26875P101      19,329     172,500 SH       Sole                  172,500
Entergy Corp.                          COM      29364G103       6,410      92,500 SH       Sole                   92,500
Express, Inc.                          COM      30219E103       2,893     195,200 SH       Sole                  195,200
FEI Company                            COM      30241L109      33,425     624,772 SH       Sole                  624,772
FMC Corp.                              COM      302491303      19,937     360,000 SH       Sole                  360,000
FedEx Corp.                            COM      31428X106       7,193      85,000 SH       Sole                   85,000
Forest Oil Corp.                       COM      346091705       9,363   1,108,058 SH       Sole                1,108,058
General Communication, Inc. - Cl A     COM      369385109       3,251     331,722 SH       Sole                  331,722
IPG Photonics Corp.                    COM      44980X109      23,814     415,600 SH       Sole                  415,600
ITT Educational Services, Inc.         COM      45068B109       7,322     227,187 SH       Sole                  227,187
International Rectifier Corp.          COM      460254105       2,007     120,246 SH       Sole                  120,246
Interpublic Group of Companies         COM      460690100      10,299     926,192 SH       Sole                  926,192
JDA Software Group, Inc.               COM      46612K108      10,599     333,500 SH       Sole                  333,500
John Wiley & Sons, Inc. - Clas         COM      968223206       7,797     169,694 SH       Sole                  169,694
Laboratory Corporation of America
  Holdings                             COM      50540R409      13,870     150,000 SH       Sole                  150,000
Lender Processing Services, Inc.       COM      52602E102      16,610     595,545 SH       Sole                  595,545
Lone Pine Resources, Inc.              COM      54222A106       1,486     952,667 SH       Sole                  952,667
MSC Industrial Direct Company          COM      553530106      11,300     167,500 SH       Sole                  167,500
MasterCard, Inc. - Class A             COM      57636Q104      11,287      25,000 SH       Sole                   25,000
McCormick & Company, Inc.              COM      579780206      15,526     250,260 SH       Sole                  250,260
Nordson Corp.                          COM      655663102       7,202     123,000 SH       Sole                  123,000
Orient Express Hotels Ltd. - Cl A      COM      G67743107       7,181     806,827 SH       Sole                  806,827
Pall Corp.                             COM      696429307      17,301     272,500 SH       Sole                  272,500
Parametric Technology Corp.            COM      699173209      22,484   1,032,804 SH       Sole                1,032,804
Plains Exploration & Production
  Company                              COM      726505100      36,752     980,827 SH       Sole                  980,827
Praxair, Inc.                          COM      74005P104      12,777     123,000 SH       Sole                  123,000
Precision Castparts Corp.              COM      740189105      63,902     391,223 SH       Sole                  391,223
QLogic Corp.                           COM      747277101       8,874     777,016 SH       Sole                  777,016
Republic Services, Inc.                COM      760759100      11,417     415,000 SH       Sole                  415,000
Rofin-Sinar Technologies, Inc.         COM      775043102       5,553     281,458 SH       Sole                  281,458
Rogers Corp.                           COM      775133101       9,995     235,953 SH       Sole                  235,953
Ross Stores, Inc.                      COM      778296103      14,856     230,000 SH       Sole                  230,000
Saks, Inc.                             COM      79377w108       9,409     912,600 SH       Sole                  912,600
State Street Corp.                     COM      857477103       4,511     107,500 SH       Sole                  107,500
Stone Energy Corp.                     COM      861642106       9,760     388,541 SH       Sole                  388,541
SunTrust Banks, Inc.                   COM      867914103         283      10,000 SH       Sole                   10,000
Synopsys, Inc.                         COM      871607107      53,482   1,620,904 SH       Sole                1,620,904
Teradata Corp.                         COM      88076W103      15,700     208,190 SH       Sole                  208,190
Texas Instruments, Inc.                COM      882508104       2,975     107,964 SH       Sole                  107,964
Trimble Navigation Limited             COM      896239100      11,438     240,000 SH       Sole                  240,000
United Rentals, Inc.                   COM      911363109      12,266     374,997 SH       Sole                  374,997
Universal Health Services, Inc - Cl. B COM      913903100      60,556   1,324,213 SH       Sole                1,324,213
Varian Medical Systems, Inc.           COM      92220P105      17,191     285,000 SH       Sole                  285,000
W.W. Grainger, Inc.                    COM      384802104      14,586      70,000 SH       Sole                   70,000
WSFS Financial Corp.                   COM      929328102       2,004      48,546 SH       Sole                   48,546
Willis Group Holdings plc              COM      G96666105      53,638   1,452,820 SH       Sole                1,452,820
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